Label	Element	Value
Management Performance Projections2022 To2026 [Member]
Trading Losses And Other Allowances	gamb_TradingLossesAndOtherAllowances	$ 547,000
Trading Losses And Other Allowances	gamb_TradingLossesAndOtherAllowances	$ 322,000